Schedule of Inventory, Current (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Inventory Schedule Of Inventory, Current 1		$ 5,125
Inventory Schedule Of Inventory, Current 2		2,449
Inventory Schedule Of Inventory, Current 3		7,574
Inventory Schedule Of Inventory, Current 1	25,705
Inventory Schedule Of Inventory, Current 2	5,125
Inventory Schedule Of Inventory, Current 3	61,476
Inventory Schedule Of Inventory, Current 4	2,448
Inventory Schedule Of Inventory, Current 5	87,181
Inventory Schedule Of Inventory, Current 6	$ 7,573